Related parties	12 Months Ended
Dec. 31, 2017
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Related parties
Note	35 - Related parties

a)	Transactions between related parties are carried out at amounts, terms and average rates in accordance with normal market practices during the period, as well as under reciprocal conditions.

Transactions between companies included in consolidation (Note 2.4a) were eliminated from the consolidated financial statements and the absence of risk is taken into consideration.

The unconsolidated related parties are as follows:

•	Itaú Unibanco Participações S.A. (IUPAR), Companhia E. Johnston de Participações S.A. (shareholder of IUPAR) and ITAÚSA, direct and indirect shareholders of ITAÚ UNIBANCO HOLDING;

•	The non-financial subsidiaries and associated of ITAÚSA, especially: Itautec S.A., Duratex S.A., Elekeiroz S.A., ITH Zux Cayman Company Ltd, Itaúsa Empreendimentos S.A. and Alpargatas S.A.;

•	Fundação Itaú Unibanco—Previdência Complementar and FUNBEP – Fundo de Pensão Multipatrocinado, closed-end supplementary pension entities, that administer retirement plans sponsored by ITAÚ UNIBANCO HOLDING;

•	Fundação Itaú Social, Instituto Itaú Cultural, Instituto Unibanco, Instituto Assistencial Pedro Di Perna, Instituto Unibanco de Cinema, Associação Itaú Viver Mais and Associação Cubo Coworking Itaú, entities sponsored by ITAÚ UNIBANCO HOLDING to act in their respective areas of interest; and

•	Investments in Porto Seguro Itaú Unibanco Participações S.A. and BSF Holding S.A.

The transactions with these related parties are mainly as follows:

	ITAÚ UNIBANCO HOLDING
		Assets / (liabilities)		Revenue / (expenses)
	Annual rate	12/31/2017	12/31/2016	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Loan operations		96	—	6	—	—
Alpargatas S.A.		96	—	6	—	—
Securities sold under repurchase agreements		(48)	(77)	(5)	(19)	(20)
Duratex S.A.	97.5% to 100% do CDI	(22)	(18)	(2)	(4)	(9)
Elekeiroz S.A.	97.5% of CDI	(5)	(3)	—	(1)	(1)
Itautec S.A.	100.1% of CDI	(2)	(1)	—	(3)	—
Itaúsa Empreendimentos S.A.		—	—	—	(7)	(7)
Olimpia Promoção e Serviços S.A.	100% of Selic	(7)	(14)	(1)	(2)	(1)
Conectcar Soluções de Mobilidade Eletrônica S.A.		—	(24)	—	—	—
Other	60% to 100.1% of CDI	(12)	(17)	(2)	(2)	(2)
Amounts receivable from (payable to) related companies / Banking service fees (expenses)		(108)	(129)	39	28	20
Itaúsa Investimentos Itaú S.A.		—	—	6	3	2
Olimpia Promoção e Serviços S.A.		(2)	(2)	(23)	(25)	(28)
Fundação Itaú Unibanco—Previdência Complementar		(106)	(127)	47	44	39
FUNBEP—Fundo de Pensão Multipatrocinado		—	—	6	6	5
Other		—	—	3	—	2
Rental revenues (expenses)		—	—	(62)	(59)	(56)
Itaúsa Investimentos Itaú S.A.		—	—	(2)	(2)	(2)
Fundação Itaú Unibanco—Previdência Complementar		—	—	(49)	(44)	(42)
FUNBEP—Fundo de Pensão Multipatrocinado		—	—	(11)	(13)	(12)
Donation expenses		—	—	(104)	(94)	(84)
Instituto Itaú Cultural		—	—	(93)	(87)	(83)
Associação Cubo Coworking Itaú		—	—	(10)	(6)	—
Associação Itaú Viver Mais		—	—	(1)	(1)	(1)

Pursuant to the current rules, financial institutions cannot grant loans or advances to the following:

a)	any individuals or companies that control the Institution or any entity under common control with the institution, or any executive officer, director, member of the fiscal council, or the immediate family members of these individuals;
b)	any entity controlled by the institution; or
c)	any entity in which the bank directly or indirectly holds more than 10% of the capital stock.

Therefore, no loans or advances were granted to any subsidiary, executive officer, director or family members.

b)	Compensation of the key management personnel

Compensation for the period paid to key management members of ITAÚ UNIBANCO HOLDING consisted of:

	01/01 to 12/31/2017	01/01 to 12/31/2016	01/01 to 12/31/2015
Compensation	426	360	459
Board of directors	60	32	27
Executives	366	328	432
Profit sharing	244	251	239
Board of directors	3	2	1
Executives	241	249	238
Contributions to pension plans—executives	9	12	9
Stock option plan – executives	220	263	200

Total	899	885	907